General information	12 Months Ended
Dec. 31, 2019
Text block [abstract]
General information
1.	General information
PagSeguro Digital Ltd. (“PagSeguro Digital” or the “Company”) is a holding company, subsidiary of Universo Online S.A. (“UOL”), referred to together with its subsidiaries as the “PagSeguro Group”, was incorporated on July 19, 2017. 99.99% of the shares of PagSeguro Internet S.A. (“PagSeguro Brazil”) were contributed to PagSeguro Digital on January 4, 2018 and, PagSeguro Digital maintains control of PagSeguro Brazil.
PagSeguro Brazil is a privately held corporation established on January 20, 2006, headquartered in the city of São Paulo, Brazil, and engaged in providing financial technology solutions and services and corresponding related activities, focused principally on micro-merchants and small and medium-sized
businesses (“SMEs”).
PagSeguro Brazil subsidiaries are Net+Phone Telecomunicações Ltda. (“Net+Phone”), Boa Compra Ltda. (“Boa Compra”), BCPS Online Services LDA. (“BCPS”), R2TECH Informática S.A. (“R2TECH”), BIVACO Holding S.A. (“BIVA”), Fundo de Investimento em Direitos Creditórios—PagSeguro (“FIDC”), Tilix Digital S.A. (“TILIX”), YAMÍ Software & Inovação Ltda. (“YAMÍ”) and RegistraSeguro S.A. (“RegistraSeguro”).
In addition to our operations carried out by PagSeguro Brazil, on January 4, 2019, PagSeguro Digital acquired 100% of BBN Banco Brasileiro de Negócios S.A. (renamed BancoSeguro S.A. “BancoSeguro” in February 2019), through BS Holding Financeira Ltd. (“BS Holding”), a holding company incorporated under PagSeguro Digital.
On March 15, 2019, PagSeguro Group acquired 10% of the share capital of Netpos Serviços de Informática S.A. (“NETPOS”). Total consideration paid amounted to R$1,500 which was settled in cash. PagSeguro Group acquired 10% of shares and does not have control of NETPOS operation, based on IFRS 3. NETPOS was not consolidated in these financial statements.
These consolidated financial statements include BS Holding and its subsidiary BancoSeguro and PagSeguro Brazil and its subsidiaries Net+Phone, Boa Compra, BCPS, R2TECH, BIVA, FIDC, TILIX, YAMÍ and RegistraSeguro.

1.1.	Initial Public Offering (“IPO”)
On January 26, 2018, PagSeguro Digital completed its Initial Public Offering (“IPO”) in the United States of America issuing 50,925,642 new shares by PagSeguro Digital and 70,267,746 shares by the controlling shareholder UOL.
The initial offering price was US$21.50 per common share, with gross proceeds of US$1,095.2 million (or R$3,444.2 million). The Company received net proceeds of US$1,046.0 million (or R$3,289.8 million), after deducting US$43.8 million (or R$137.8 million) in underwriting discounts and commissions and US$5.2 million (or R$16.7 million) of other offering expenses.
The shares offered and sold in the IPO were registered under the Securities Act of 1933, as amended, pursuant to the Company’s Registration Statement on Form
F-1
(Registration N
o
333-222292)
which was declared effective by the Securities and Exchange Commission on January 26, 2018. The common stock has been traded on the New York Stock Exchange (NYSE) since January 26, 2018, under the symbol “PAGS”.

1.2.	Follow-on public offering
On June 26, 2018, PagSeguro Digital completed its
follow-on
public offering. 11,550,000 new shares were offered by PagSeguro Digital and 26,400,000 shares were offered by the controlling shareholder UOL.
The offering price was US$29.25 per common share, for gross proceeds of US$337.8 million (or R$1,274.4 million). The Company received net proceeds of US$326.8 million (or R$1,232.6 million), after deducting US$7.9 million (or R$29.9 million) in underwriting discounts and commissions and US$3.1 million (or R$11.9 million) of other offering expenses.
On October 21, 2019, PagSeguro Digital completed its secondary public offering. A number of 16,750,000 shares were offered by the controlling shareholder UOL, the offering price was US$39.00 per common share. The Company did not receive any proceeds from the offering. After this offering, PagSeguro Digital has a free float of 54.6%.